Incorporated herein by reference is a supplement to the prospectus of MFS Inflation-Adjusted Bond Fund, a series of MFS Series Trust IX (File No. 2-50409), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on September 28, 2016 (SEC Accession No. 0000912938-16-000980).

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